Recently Adopted Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule Of Detailed Information About Impacts On Adoption Of IFRS16
On transition to IFRS 16, the Group recognized
right-of-use
assets and lease liabilities, with the difference recognized in retained earnings. The impact on transition is summarized below.

(In millions of won)	January 1, 2019
Impact on assets:
Right-of-use assets presented in property and equipment	￦	654,449
Increase in accounts receivable — other (lease receivables)		31,355
Adjustments in property and equipment and intangible assets		(3,387)
Decrease in advanced payments and others		(52,638)

		629,779

Impact on liabilities:
Increase in lease liabilities		663,827
Decrease in deferred tax liabilities		(9,359)

		654,468
Decrease in retained earnings		(24,186)
Decrease in non-controlling interests	￦	(503)

Summary of Detailed Information About Measurement Of Lease Liabilities
When measuring lease liabilities for leases that were classified as operating leases, the Group discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted average incremental borrowing rate applied is 2.11%.

(In millions of won)	January 1, 2019
Operating lease commitments at December 31, 2018	￦	766,978
Discounted using the incremental borrowing rate at January 1, 2019		735,051
— Recognition exemption for leases with less than 12 months of lease term at the lease commencement date		(66,548)
— Recognition exemption for leases of low-value assets		(4,676)

Lease liabilities recognized at January 1, 2019	￦	663,827

Summary of maturity analysis of finance lease receivables
The following table sets out a maturity analysis of lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2019. Under IAS 17, the Group did not hold any finance lease as a lessor.

(In millions of won)	Amount
Less than 1 year	￦	24,286
1 ~ 2 years		12,690
2 ~ 3 years		6,348
3 ~ 4 years		3,683
4 ~ 5 years		1,589
More than 5 years		1

Undiscounted lease payments	￦	48,597

Unrealized finance income		1,822

Net investment in the lease		46,775

Summary of maturity analysis of operating lease receivables
The following table sets out a maturity analysis of lease payments, presenting the undiscounted lease payments to be received subsequent to December 31, 2019.

(In millions of won)	Amount
Less than 1 year	￦ 129,310
1 ~ 2 years	76,669
2 ~ 3 years	25,047
3 ~ 4 years	1,243
4 ~ 5 years	1,218
More than 5 year	3

￦233,490